UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended March 31, 2006

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Redwood Capital Management, LLC

Address:  910 Sylvan Avenue
          Englewood Cliffs, NJ 07632


13F File Number: 28-11114

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Jonathan Kolatch
Title:  Managing Member
Phone:  (201) 227-5040


Signature, Place and Date of Signing:

/s/ Jonathan Kolatch           Englewood Cliffs, NJ            May 15, 2006
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       0

Form 13F Information Table Entry Total: 26

Form 13F Information Table Value Total: $83,991
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


NONE

                                                    FORM 13F INFORMATION TABLE
                                                  Redwood Capital Management, LLC
                                                          March 31, 2006

                                                               VALUE     SHS OR  SH/    INVEST    OTHER
NAME OF ISSUER                 TITLE OF CLASS       CUSIP     (x1000)    PRN AMT PRN  DISCRETION  MGRS        SOLE    SHARED   NONE
ACQUICOR TECHNOLOGY INC        UNIT 99/99/99      00489A206      813    124,000  SH     SOLE       NONE     124,000
ARCH COAL INC                       COM           039380100    6,455     85,000  SH     SOLE       NONE      85,000
CHEMTURA CORP                       COM           163893100    3,887    330,000  SH     SOLE       NONE     330,000
CONSOL ENERGY INC.                  COM           20854P109    1,854     25,000  SH     SOLE       NONE      25,000
DR HORTON INC                       COM           23331A109    1,661     50,000  SH     SOLE       NONE      50,000
EDISON INTL                         COM           281020107    2,059     50,000  SH     SOLE       NONE      50,000
ELECTRONIC DATA SYS NEW             COM           285661104      671     25,000  SH     SOLE       NONE      25,000
ENDEAVOR ACQUISITION CORP.     UNIT 99/99/99      292577202      774     87,000  SH     SOLE       NONE      87,000
ENDEAVOR ACQUISITION CORP.          COM           292577103      142     18,900  SH     SOLE       NONE      18,900
FIRST AVE NETWORKS INC              COM           31865X106    2,270    257,608  SH     SOLE       NONE     257,608
GENESIS HEALTHCARE CORP             COM           37184D101    3,352     76,276  SH     SOLE       NONE      76,276
HUNTSMAN CORP                       COM           447011107    1,133     58,710  SH     SOLE       NONE      58,710
ITC HLDGS CORP                      COM           465685105       26      1,000  SH     SOLE       NONE       1,000
LEAR CORP                           COM           521865105       89      5,000  SH     SOLE       NONE       5,000
LIONS GATE ENTMT CORP               COM           535919203    5,450    536,980  SH     SOLE       NONE     536,980
LOEWS CORP                          COM           540424108   13,055    129,000  SH     SOLE       NONE     129,000
MCDERMOTT INTL INC                  COM           580037109    4,084     75,000  SH     SOLE       NONE      75,000
MILLICOM INTL CELLULAR S.A.       SHS NEW         L6388F110      785     16,667  SH     SOLE       NONE      16,667
MIRANT CORP NEW                     COM           60467R100   20,291    811,656  SH     SOLE       NONE     811,656
NORTEL INVERSORA S A           SPON ADR PFD B     656567401    1,921    192,300  SH     SOLE       NONE     192,300
RELIANT ENERGY, INC.                COM           75952B105      688     65,000  SH     SOLE       NONE      65,000
SCO GROUP INC                       COM           78403A106      202     46,514  SH     SOLE       NONE      46,514
SPDR TR                          UNIT SER I       78462F103    3,246     25,000  SH     SOLE       NONE      25,000
TRONOX INC                          CL A          897051108    5,286    311,700  SH     SOLE       NONE     311,700
UAL CORP                      DBCV 5.000% 2/0     902549AE4    1,894  1,737,916  SH     SOLE       NONE   1,737,916
YRC WORLDWIDE INC                   COM           984249102    1,903     50,000  SH     SOLE       NONE      50,000






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